Note 40 (Tables)	12 Months Ended
Dec. 31, 2021
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the accompanying consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	2021	2020	2019
Bills receivables	23	27	39
Demand accounts	425	322	301
Credit and debit cards and OPS	2,628	2,089	2,862
Checks	136	136	198
Transfers and other payment orders	664	555	623
Insurance product commissions	215	159	158
Loan commitments given	234	185	187
Other commitments and financial guarantees given	364	349	377
Asset management	1,250	1,100	1,026
Securities fees	267	367	294
Custody securities	169	135	123
Other fees and commissions	622	556	599
Total	6,997	5,980	6,786

Fees and commission expense [Table Text Block]	The breakdown of fee and commission expense under these heading in the accompanying consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	2021	2020	2019
Demand accounts	5	5	6
Credit and debit cards	1,427	1,130	1,566
Transfers and other payment orders	120	97	81
Commissions for selling insurance	51	54	54
Custody securities	55	52	30
Other fees and commissions	574	519	548
Total	2,232	1,857	2,284